UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2005

Waddell & Reed Advisors Asset Strategy Fund

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
18	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Renewal of Investment Management Agreement
37	Proxy Voting Information
38	Quarterly Portfolio Schedule Information
38	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Asset Strategy Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Asset Strategy Fund, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended December 31, 2005. Over the period, the financial markets remained fairly resilient in the face of challenges from a variety of directions. The S&P 500 Index increased 5.77 percent during the six-month period, while the Dow Jones Industrial Average rose 5.58 percent. Bonds struggled somewhat as interest rates continued to rise, with the Citigroup Broad Investment Grade Index declining 0.04 percent over the last six months.

Between July and December, the financial markets contended with increasing energy prices, steadily rising interest rates and, most dramatically, the fallout from two major hurricanes that tragically struck this country's Gulf Coast. Despite these headwinds, the financial markets and the U.S. economy did relatively well. Corporate profits overall have generally been strong, and global economies remain fundamentally sound. Growth in U.S. gross domestic product (GDP) was 4.1 percent in 2005's calendar third quarter, and estimates for the fourth quarter are for near 3 percent growth.

Economic growth likely will slow somewhat in the U.S. in 2006, due to higher interest rates and higher energy prices. The Federal Reserve, in continuing its campaign of gradually raising short-term interest rates to fight inflation risks, enacted a quarter-point increase in December, its 13th increase since tightening began in 2004, bringing the Federal Funds rate to 4.25 percent. Although future Fed policy remains uncertain, indications are that the rate-raising campaign is likely to end in 2006. As it becomes clear that the economy is operating at a sustainable, non-inflationary rate, the Fed likely will cease pushing up interest rates.

The other major potential drag on the economy is the rapid rise of oil prices. Crude oil had been rising gradually over the summer, but spiked dramatically following the late-August hurricanes. By the end of December, the price surpassed $61 per barrel. The world is facing constraints in supply such as we have never seen before. While many are forecasting that prices may ease somewhat in 2006, we believe that longer term, higher energy prices are here to stay. As investors, we must remain aware of that reality, its impact on the world economies, and any opportunities that it may create.

While the world and the financial markets continually face challenges brought on by economic or geopolitical events - and although past performance is no guarantee of future results - stocks have historically continued to rise over time. That is why we believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. Through appropriate diversification among four or five or so different asset classes, you can potentially provide more balance to your investment portfolio over time.

Your financial advisor can help you with these strategies and help you to develop and maintain a customized plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

Asset Strategy Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2005.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended December 31, 2005	Beginning Account Value 6-30-05	Ending Account Value 12-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,198.80	1.29%	$7.12
Class B	1,000	1,194.90	2.15	11.92
Class C	1,000	1,194.90	2.13	11.76
Class Y	1,000	1,202.10	0.96	5.31
Based on 5% Return(2)
Class A	$1,000	$1,018.73	1.29%	$6.54
Class B	1,000	1,014.35	2.15	10.94
Class C	1,000	1,014.49	2.13	10.80
Class Y	1,000	1,020.39	0.96	4.87

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2005, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Portfolio Highlights

On December 31, 2005, Waddell & Reed Advisors Asset Strategy Fund, Inc. had net assets totaling $1,110,052,339 invested in a diversified portfolio of:

42.52%	Domestic Common Stocks
42.38%	Foreign Common Stocks
5.51%	Bullion
3.34%	Corporate Debt Securities
3.13%	Cash and Cash Equivalents, Options and Unrealized Gain on Open Forward Currency Contracts
1.76%	Other Government Securities
1.36%	United States Government Agency Obligations

As a shareholder of the Fund, for every $100 you had invested on December 31, 2005, your Fund was invested by geographic region, security type and industry, respectively, as follows:

United States	$47.28
Pacific Basin	$22.96
Europe	$10.95
Bullion	$5.51
South America	$5.33
Canada	$3.81
Cash and Cash Equivalents, Options and Unrealized Gain on Open Forward Currency Contracts	$3.13
Other	$1.03

Common Stocks
Domestic	$42.52
Foreign	$42.38
Bullion	$5.51
Corporate Debt Securities	$3.34
Cash and Cash Equivalents, Options and Unrealized Gain on Open Forward Currency Contracts	$3.13
Other Government Securities	$1.76
United States Government Agency Obligations	$1.36

Raw Materials Stocks	$16.00
Energy Stocks	$15.10
Multi-Industry Stocks	$11.72
Financial Services Stocks	$9.72
Technology Stocks	$5.63
Bullion	$5.51
Capital Goods Stocks	$5.38
Utilities Stocks	$4.33
Consumer Nondurables Stocks	$4.00
Business Equipment and Services Stocks	$3.82
Miscellaneous Stocks	$3.39
Corporate Debt Securities	$3.34
Cash and Cash Equivalents, Options and Unrealized Gain on Open Forward Currency Contracts	$3.13
Health Care Stocks	$3.03
Consumer Durables Stocks	$2.78
Other Government Securities	$1.76
United States Government Agency Obligations	$1.36

The Investments of Asset Strategy Fund
December 31, 2005
BULLION - 5.51%	Troy Ounces	Value

Gold	118,379	$61,201,946
(Cost: $45,730,706)

COMMON STOCKS	Shares

Aircraft - 3.03%
BAE SYSTEMS plc (A)	14,889	97,790
Boeing Company (The)	378,998	26,620,820
United Technologies Corporation	124,000	6,932,840
		33,651,450
Banks - 2.47%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	2,021	27,418,493

Business Equipment and Services - 3.82%
Dentsu Inc. (A)	3,769	12,271,980
Headwaters Incorporated*	247,028	8,754,672
Jacobs Engineering Group Inc.*	121,000	8,212,270
Mitsubishi Corporation (A)	195,600	4,328,791
Mitsui & Co., Ltd. (A)	687,000	8,825,243
		42,392,956
Capital Equipment - 2.92%
Caterpillar Inc.	282,484	16,319,101
China Shenhua Energy Company Limited, H shares (A)*	6,624,500	7,304,879
SMC Corporation (A)	61,900	8,843,982
		32,467,962
Chemicals - Petroleum and Inorganic - 0.71%
Yara International ASA (A)	538,195	7,834,540

Coal - 2.00%
Foundation Coal Holdings, Inc.	143,672	5,459,536
Peabody Energy Corporation	203,340	16,759,283
		22,218,819
Construction Materials - 0.00%
CRH public limited company (A)	664	19,527

Electrical Equipment - 0.28%
Ushio Inc. (A)	134,200	3,134,956

Electronic Components - 2.60%
Samsung Electronics Co., Ltd. (A)	44,250	28,847,752

Finance Companies - 2.95%
Rio Tinto plc (A)	608,965	27,816,907
SLM Corporation	88,788	4,891,331
		32,708,238
Food and Related - 4.00%
Archer Daniels Midland Company	1,093,244	26,959,397
Bunge Limited	307,427	17,403,442
		44,362,839
Forest and Paper Products - 0.35%
Aracruz Celulose S.A., ADR	96,857	3,875,249

Gold and Precious Metals - 3.76%
Agnico-Eagle Mines Limited	243,013	4,801,937
Barrick Gold Corporation	721,392	20,105,195
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	178,685	16,814,258
		41,721,390
Health Care - Drugs - 3.03%
Genentech, Inc.*	32,781	3,032,242
Gilead Sciences, Inc.*	521,099	27,391,569
Neurocrine Biosciences, Inc.*	51,498	3,229,697
		33,653,508
Insurance - Life - 0.37%
Aflac Incorporated	89,748	4,166,102

Mining - 11.53%
Alumina Limited (A)	1,307,845	7,114,158
BHP Billiton Plc (A)	1,165,565	19,439,328
Cameco Corporation (A)	89,300	5,668,585
Falconbridge Limited (A)	345,500	10,253,989
Freeport-McMoRan Copper & Gold Inc., Class B	144,563	7,777,489
Inco Limited	371,297	16,177,410
Newmont Mining Corporation	425,848	22,740,283
Phelps Dodge Corporation	89,927	12,937,797
Southern Copper Corporation	385,643	25,830,368
		127,939,407
Motor Vehicle Parts - 0.22%
AISIN SEIKI CO., LTD. (A)	66,000	2,423,199

Motor Vehicles - 2.56%
Toyota Motor Corporation (A)	546,700	28,369,899

Multiple Industry - 11.72%
3M Company	52,500	4,068,750
Alpha Natural Resources, Inc.*	407,561	7,829,247
Bucyrus International, Inc., Class A	53,966	2,845,088
China Life Insurance Company Limited, H Shares (A)*	13,114,000	11,585,627
Companhia Vale do Rio Doce, ADR	715,511	29,436,123
General Electric Company	742,121	26,011,341
Google Inc., Class A*	65,092	27,006,996
Hutchison Whampoa Limited, Ordinary Shares (A)	1,297,000	12,353,337
Las Vegas Sands, Inc.*	227,188	8,967,110
		130,103,619
Non-Residential Construction - 2.18%
Fluor Corporation	141,633	10,942,566
Hyundai Heavy Industries Co., Ltd. (A)	100,655	7,657,288
Shimizu Corporation (A)	765,000	5,623,903
		24,223,757
Petroleum - Domestic - 0.50%
PetroChina Company Limited, H Shares (A)(B)	6,850,000	5,609,939

Petroleum - International - 7.07%
Anadarko Petroleum Corporation	175,220	16,602,095
BP p.l.c., ADR	156,823	10,071,173
Burlington Resources Inc.	183,633	15,829,165
China Petroleum & Chemical Corporation, H Shares (A)	16,760,000	8,322,016
Exxon Mobil Corporation	493,159	27,700,741
		78,525,190
Petroleum - Services - 5.53%
Baker Hughes Incorporated	175,693	10,678,621
Schlumberger Limited	283,408	27,533,087
Transocean Inc.*	168,545	11,745,901
Weatherford International Ltd.*	316,000	11,439,200
		61,396,809
Railroad - 1.49%
Central Japan Railway Company (A)	575	5,509,391
Union Pacific Corporation	137,200	11,045,972
		16,555,363
Real Estate Investment Trust - 0.90%
Hongkong Land Holdings Limited	1,533,000	4,813,620
Keppel Land Limited (A)	2,345,000	5,162,061
		9,975,681
Retail - Food Stores - 0.65%
LAWSON, INC. (A)	174,400	7,186,874

Security and Commodity Brokers - 3.93%
Chicago Mercantile Exchange Holdings Inc.	74,289	27,300,465
Legg Mason, Inc.	136,416	16,327,631
		43,628,096
Utilities - Electric - 2.47%
Veolia Environment (A)	605,090	27,393,706

Utilities - Telephone - 1.86%
KDDI CORPORATION (A)	1,148	6,619,239
Nippon Telegraph and Telephone Corporation (A)	3,086	14,025,489
		20,644,728

TOTAL COMMON STOCKS - 84.90%		$942,450,048

(Cost: $731,608,362)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Beverages - 0.26%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR2,250	2,883,523

Capital Equipment - 0.23%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	$2,600	2,593,612

Construction Materials - 0.48%
Interface, Inc.:
7.3%, 4-1-08	1,320	1,333,200
9.5%, 2-1-14	1,280	1,273,600
Ply Gem Industries, Inc.,
9.0%, 2-15-12	3,025	2,684,687
		5,291,487
Finance Companies - 0.75%
ALROSA Finance S.A.,
8.125%, 5-6-08	2,000	2,094,400
Russian Standard Bank:
7.5%, 10-7-10	2,000	1,932,800
7.5%, 10-7-10 (B)	950	925,062
SLM Corporation,
4.0%, 7-25-14	1,200	1,128,324
Toyota Motor Credit Corporation,
5.85%, 1-18-15	2,400	2,268,384
		8,348,970
Hospital Supply and Management - 0.17%
US Oncology Holdings, Inc.,
9.26375%, 3-15-15	1,875	1,865,625

Mining - 0.34%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	3,900	3,794,045

Motion Pictures - 0.15%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	2,200	1,628,000

Multiple Industry - 0.38%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	2,000	1,996,544
Pearson Inc.,
7.375%, 9-15-06 (B)	750	761,899
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	1,325	1,421,062
		4,179,505
Railroad - 0.36%
Union Pacific Corporation,
6.7%, 12-1-06	3,900	3,957,720

Utilities - Telephone - 0.22%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	2,300	2,509,875

TOTAL CORPORATE DEBT SECURITIES - 3.34%		$37,052,362

(Cost: $36,822,389)

OTHER GOVERNMENT SECURITIES

South Korea - 0.21%
Korea Development Bank (The),
4.54313%, 10-29-06	$2,300	2,286,504

United Kingdom - 1.55%
United Kingdom Treasury:
5.75%, 12-7-09 (C)	GBP5,600	10,174,286
4.75%, 6-7-10 (C)	4,000	7,042,864
		17,217,150

TOTAL OTHER GOVERNMENT SECURITIES - 1.76%		$19,503,654

(Cost: $19,928,352)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$3,246	473,169
5.0%, 4-15-19	1,577	231,242
5.0%, 2-15-20	5,643	288,268
5.0%, 7-15-21	2,819	299,542
5.0%, 6-15-22	5,069	253,941
5.0%, 7-15-22	18,465	1,052,592
5.0%, 11-15-22	1,810	352,318
5.0%, 1-15-23	3,746	244,201
5.0%, 4-15-23	1,765	171,679
5.0%, 5-15-23	2,747	461,923
5.0%, 8-15-23	2,038	348,534
5.5%, 11-15-23	8,801	1,017,373
5.5%, 11-15-23	5,488	528,755
5.0%, 9-15-24	5,507	522,986
5.5%, 9-15-24	3,179	297,074
5.5%, 4-15-25	665	100,855
5.5%, 4-15-25	1,444	162,287
5.0%, 9-15-25	7,136	756,748
5.0%, 4-15-26	9,696	997,315
5.5%, 2-15-30	2,169	292,029
5.0%, 8-15-30	4,032	458,222
5.5%, 3-15-31	2,734	417,000
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	3,593	363,747
5.0%, 5-25-22	2,313	369,828
5.5%, 9-25-25	2,186	214,282
5.5%, 11-25-25	6,989	588,393
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	5,653	847,512
5.0%, 6-20-31	6,156	985,271
5.0%, 7-20-33	1,515	304,867
5.5%, 11-20-33	5,852	1,128,539
5.5%, 7-1-35	3,177	522,533

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.36%		$15,053,025

(Cost: $14,036,756)

CALL OPTION - 0.00%	Number of Contracts

Albertson's Inc., January 22.5,
Expires 1-21-06	123	$3,690
(Cost: $13,156)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.08%	Face Amount in Thousands

British Pound, 3-8-06 (C)	GBP14,199	786,014
Euro, 6-8-06 (C)	EUR1,800	88,164
Euro, 7-19-06 (C)	2,250	74,637
		$948,815

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 0.25%
Rabobank USA Financial Corp. (Rabobank Nederland),
4.125%, 1-3-06	$ 2,697	2,696,382

Beverages - 0.45%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
4.28%, 1-18-06	5,000	4,989,894

Containers - 1.35%
Bemis Company, Inc.,
4.15%, 1-3-06	15,000	14,996,542

Health Care - Drugs - 0.45%
Pfizer Investment Capital p.l.c. (Pfizer Inc.),
4.25%, 1-9-06	5,000	4,995,278

Publishing - 0.32%
Tribune Co.,
4.25%, 1-9-06	3,579	3,575,620

Total Commercial Paper - 2.82%		31,253,716

United States Government Obligation - 0.88%
United States Treasury Bill,
3.845%, 2-2-06	9,800	9,768,522

TOTAL SHORT-TERM SECURITIES - 3.70%		$41,022,238

(Cost: $41,020,222)

TOTAL INVESTMENT SECURITIES - 100.65%		$1,117,235,778

(Cost: $889,159,943)

LIABILITIES, NET OF CASH(E) AND OTHER ASSETS - (0.65%)		(7,183,439)

NET ASSETS - 100.00%		$1,110,052,339

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depository Receipts; REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.
The following swap agreements were outstanding at December 31, 2005. (see Note 8 to financial statements):
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Merrill Lynch International	Dow Jones CDX Emerging Markets Series 4	1.80%	12-20-10	$9,100,000	$(122,850)

Merrill Lynch International	Dow Jones CDX North America High Yield Series 5	3.95%	12-20-10	9,506,000	(137,837)

					$(260,687)

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $20,499,017 or 1.85% of net assets.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - Great Britain Pound).
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(E)Cash serves as collateral for the following open futures contract at December 31, 2005 (see Note 7 to financial statements):
Type	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

S&P 500 Futures	61	3-18-06	$19,135,700	$19,307,263

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ASSET STRATEGY FUND
      December 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $843,429)	$1,056,034
Bullion (cost - $45,731)	61,202

1,117,236
Initial margin - futures	961
Deposit with broker for swaps	300
Receivables:
Fund shares sold	6,186
Dividends and interest	1,794
Investment securities sold	97
Prepaid and other assets	62

Total assets	1,126,636

LIABILITIES
Payable for investment securities purchased	13,849
Payable to Fund shareholders	1,776
Accrued shareholder servicing (Note 2)	269
Unrealized depreciation on swap agreements (Note 8)	261
Accrued service fee (Note 2)	199
Amortized swap premiums received (Note 8)	45
Accrued management fee (Note 2)	42
Accrued accounting services fee (Note 2)	21
Due to custodian	20
Accrued distribution fee (Note 2)	8
Other	94

Total liabilities	16,584

Total net assets	$1,110,052

NET ASSETS
$0.01 par value capital stock:
Capital stock	$1,225
Additional paid-in capital	856,059
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	365
Accumulated undistributed net realized gain on investment transactions	24,408
Net unrealized appreciation in value of securities	227,127
Net unrealized appreciation in value of forward currency contracts	949
Net unrealized depreciation in value of swaps	(261)
Net unrealized appreciation in value of futures	172
Net unrealized appreciation in value of foreign currency exchange	8

Net assets applicable to outstanding units of capital	$1,110,052

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.06
Class B	$9.04
Class C	$9.04
Class Y	$9.07
Capital shares outstanding:
Class A	106,781
Class B	10,616
Class C	4,623
Class Y	481
Capital shares authorized	1,000,000

See Notes to Financial Statements.

Statement of Operations
      ASSET STRATEGY FUND
      For the Six Months Ended December 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $127)	$5,469
Interest and amortization	3,169

Total income	8,638

Expenses (Note 2):
Investment management fee	3,256
Shareholder servicing:
Class A	977
Class B	156
Class C	57
Class Y	3
Service fee:
Class A	993
Class B	109
Class C	43
Distribution fee:
Class A	16
Class B	328
Class C	130
Accounting services fee	113
Custodian fees	85
Legal fees	66
Audit fees	14
Other	172

Total expenses	6,518

Net investment income	2,120

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	44,578
Realized net loss on futures contracts	(219)
Realized net gain on written options	259
Realized net loss on swap agreements	(380)
Realized net loss on foreign currency transactions	(323)

Realized net gain on investments	43,915

Unrealized appreciation in value of securities during the period	117,171
Unrealized appreciation in value of forward currency contracts during the period	727
Unrealized appreciation in value of futures during the period	172
Unrealized appreciation in value of swaps during the period	12
Unrealized depreciation in value of foreign currency exchange during the period	(2)

Unrealized appreciation in value of investments during the period	118,080

Net gain on investments	161,995

Net increase in net assets resulting from operations	$164,115

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ASSET STRATEGY FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,120	$4,783
Realized net gain on investments	43,915	10,353
Unrealized appreciation	118,080	80,477

Net increase in net assets resulting from operations	164,115	95,613

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(3,106)	(4,660)
Class B	(-)	(99)
Class C	(-)	(36)
Class Y	(20)	(32)
Realized gains on investment transactions:
Class A	(25,721)	(6,999)
Class B	(2,625)	(890)
Class C	(1,107)	(295)
Class Y	(115)	(32)

	(32,694)	(13,043)

Capital share transactions (Note 5)	219,521	120,926

Total increase	350,942	203,496
NET ASSETS
Beginning of period	759,110	555,614

End of period	$1,110,052	$759,110

Undistributed net investment income	$365	$1,694

(1)See "Financial Highlights" on pages 22 - 25.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	9-30-00

Net asset value, beginning of period	$7.80	$6.82	$6.41	$6.27	$6.34	$7.53	$5.82

Income (loss) from investment operations:
Net investment income	0.02	0.06	0.04	0.07	0.11	0.11	0.04
Net realized and unrealized gain (loss) on investments	1.53	1.08	0.44	0.14	(0.06)	(0.44)	1.88

Total from investment operations	1.55	1.14	0.48	0.21	0.05	(0.33)	1.92

Less distributions:
From net investment income	(0.03)	(0.06)	(0.07)	(0.07)	(0.12)	(0.11)	(0.03)
From capital gains	(0.26)	(0.10)	(0.00)	(0.00)	(0.00)	(0.69)	(0.18)
In excess of capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.06)	(0.00)

Total distributions	(0.29)	(0.16)	(0.07)	(0.07)	(0.12)	(0.86)	(0.21)

Net asset value, end of period	$9.06	$7.80	$6.82	$6.41	$6.27	$6.34	$7.53

Total return(1)	19.88%	16.88%	7.49%	3.30%	0.86%	-4.92%	33.87%
Net assets, end of period (in millions)	$968	$652	$472	$438	$235	$143	$89
Ratio of expenses to average net assets	1.29	%(2)	1.33%	1.37%	1.36%	1.41%	1.42	%(2)	1.55%
Ratio of net investment income to average net assets	0.57	%(2)	0.88%	0.62%	1.13%	1.84%	2.45	%(2)	0.74%
Portfolio turnover rate	41%	72%	206%	122%	167%	115%	174%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the period from 10-6-99(1) through
12-31-05	2005	2004	2003	2002	6-30-01	9-30-00

Net asset value, beginning of period	$7.78	$6.82	$6.40	$6.27	$6.34	$7.50	$5.89

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.00)	(0.02)	0.01	0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments	1.53	1.07	0.44	0.13	(0.06)	(0.42)	1.79

Total from investment operations	1.52	1.07	0.42	0.14	0.00	(0.36)	1.80

Less distributions:
From net investment income	(0.00)	(0.01)	(0.00	)*	(0.01)	(0.07)	(0.05)	(0.01)
From capital gains	(0.26)	(0.10)	(0.00)	(0.00)	(0.00)	(0.69)	(0.18)
In excess of capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.06)	(0.00)

Total distributions	(0.26)	(0.11)	(0.00	)*	(0.01)	(0.07)	(0.80)	(0.19)

Net asset value, end of period	$9.04	$7.78	$6.82	$6.40	$6.27	$6.34	$7.50

Total return	19.49%	15.77%	6.63%	2.25%	0.00%	-5.38%	31.71%
Net assets, end of period (in millions)	$96	$76	$62	$55	$33	$19	$7
Ratio of expenses to average net assets	2.15	%(2)	2.22%	2.27%	2.26%	2.27%	2.26	%(2)	2.29	%(2)
Ratio of net investment income (loss) to average net assets	-0.31	%(2)	-0.02%	-0.28%	0.23%	0.98%	1.63	%(2)	0.22	%(2)
Portfolio turnover rate	41%	72%	206%	122%	167%	115%	174	%(3)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the period from 10-5-99(1) through
12-31-05	2005	2004	2003	2002	6-30-01	9-30-00

Net asset value, beginning of period	$7.78	$6.82	$6.40	$6.27	$6.34	$7.51	$5.86

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.00)	(0.01)	0.01	0.06	0.07	0.01
Net realized and unrealized gain (loss) on investments	1.53	1.07	0.44	0.13	(0.06)	(0.43)	1.83

Total from investment operations	1.52	1.07	0.43	0.14	0.00	(0.36)	1.84

Less distributions:
From net investment income	(0.00)	(0.01)	(0.01)	(0.01)	(0.07)	(0.06)	(0.01)
From capital gains	(0.26)	(0.10)	(0.00)	(0.00)	(0.00)	(0.69)	(0.18)
In excess of capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.06)	(0.00)

Total distributions	(0.26)	(0.11)	(0.01)	(0.01)	(0.07)	(0.81)	(0.19)

Net asset value, end of period	$9.04	$7.78	$6.82	$6.40	$6.27	$6.34	$7.51

Total return	19.49%	15.79%	6.71%	2.30%	0.00%	-5.44%	32.47%
Net assets, end of period (in millions)	$42	$28	$20	$18	$10	$5	$2
Ratio of expenses to average net assets	2.13	%(2)	2.18%	2.22%	2.18%	2.26%	2.26	%(2)	2.25	%(2)
Ratio of net investment income (loss) to average net assets	-0.28	%(2)	0.04%	-0.23%	0.31%	0.98%	1.62	%(2)	0.30	%(2)
Portfolio turnover rate	41%	72%	206%	122%	167%	115%	174	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	9-30-00

Net asset value, beginning of period	$7.80	$6.82	$6.41	$6.27	$6.34	$7.53	$5.83

Income (loss) from investment operations:
Net investment income	0.04	0.09	0.07	0.09	0.13	0.14	0.08
Net realized and unrealized gain (loss) on investments	1.54	1.08	0.44	0.14	(0.05)	(0.45)	1.86

Total from investment operations	1.58	1.17	0.51	0.23	0.08	(0.31)	1.94

Less distributions:
From net investment income	(0.05)	(0.09)	(0.10)	(0.09)	(0.15)	(0.13)	(0.06)
From capital gains	(0.26)	(0.10)	(0.00)	(0.00)	(0.00)	(0.69)	(0.18)
In excess of capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.06)	(0.00)

Total distributions	(0.31)	(0.19)	(0.10)	(0.09)	(0.15)	(0.88)	(0.24)

Net asset value, end of period	$9.07	$7.80	$6.82	$6.41	$6.27	$6.34	$7.53

Total return	20.21%	17.33%	7.92%	3.69%	1.27%	-4.61%	34.21%
Net assets, end of period (in thousands)	$4,361	$3,134	$2,194	$2,040	$1,688	$698	$474
Ratio of expenses to average net assets	0.96	%(1)	0.94%	0.97%	0.96%	0.99%	1.02	%(1)	1.26%
Ratio of net investment income to average net assets	0.89	%(1)	1.27%	1.03%	1.49%	2.23%	2.84	%(1)	1.16%
Portfolio turnover rate	41%	72%	206%	122%	167%	115%	174%
(1)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2005

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Asset Strategy Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high total return over the long term through investments in stocks, bonds and short-term instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. In deciding whether to make fair value adjustments, the Fund reviews a variety of factors, including news relating to security specific events, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities. In these cases, the Fund may utilize information from a pricing service to adjust closing market quotations of foreign securities to reflect what it believes to be fair value. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses Forward Contracts to attempt to reduce the overall risk of its investments.
E. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
F. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $3,968,061. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended December 31, 2005, W&R received $4,181, $54,723 and $3,174 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $2,507,361 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' regular compensation of $18,333, which are included in other expenses. The Fund pays Frederick Vogel III additional compensation for his service as lead independent director. For the six-month period ended December 31, 2005, that amount was $298.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $517,431,456, while proceeds from maturities and sales aggregated $343,474,838. Purchases of options aggregated $3,952,457, while proceeds from sales of options aggregated $4,359,811. Purchases of short-term securities and U.S. government obligations aggregated $2,109,108,884 and $4,038,253, respectively. Proceeds from maturities and sales of short-term securities and U.S. government obligations aggregated $2,109,082,946 and $2,655,017, respectively. Purchases of gold bullion aggregated $11,016,631. No gold bullion was sold during the six-month period ended December 31, 2005.

For Federal income tax purposes, cost of investments owned at December 31, 2005 was $891,130,305, resulting in net unrealized appreciation of $226,105,473, of which $228,866,853 related to appreciated securities and $2,761,380 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2005 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$10,768,716
Distributed ordinary income	5,184,687
Undistributed ordinary income*	7,846,116

Realized long-term capital gains	4,673,321
Distributed long-term capital gains	7,857,826
Undistributed long-term capital gains*	4,670,937

Capital loss carryover	-

Post-October losses deferred	48,336
*This entire amount was distributed prior to December 31, 2005.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

United Gold & Government Fund, Inc. (UGG), one of the mutual funds managed by WRIMCO, was merged into the Fund as of June 30, 1999. At the time of the merger, UGG had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $489,523 for the period ending June 30, 2006.

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended December 31,	For the fiscal year ended June 30,
	2005	2005

Shares issued from sale of shares:
Class A	25,967	25,689
Class B	1,155	2,062
Class C	1,231	1,382
Class Y	102	109
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	3,179	1,562
Class B	290	134
Class C	122	44
Class Y	15	9
Shares redeemed:
Class A	(5,915)	(12,880)
Class B	(612)	(1,441)
Class C	(361)	(748)
Class Y	(38)	(38)

Increase in outstanding capital shares	25,135	15,884

Value issued from sale of shares:
Class A	$225,482	$192,121
Class B	9,956	15,334
Class C	10,642	10,379
Class Y	902	837
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	28,575	11,563
Class B	2,609	987
Class C	1,096	328
Class Y	135	64
Value redeemed:
Class A	(51,188)	(94,347)
Class B	(5,294)	(10,560)
Class C	(3,071)	(5,502)
Class Y	(323)	(278)

Increase in outstanding capital	$219,521	$120,926

NOTE 6 - Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. When a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2005	-	$-
Options written	12,994	3,187,512
Options terminated in closing purchase transactions	(8,978)	(2,964,597)
Options exercised	(4,016)	(222,915)
Options expired	-	-

Outstanding at December 31, 2005	-	$-

Transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2005	-	$-
Options written	10,096	1,729,959
Options terminated in closing purchase transactions	(10,096)	(1,729,959)
Options exercised	-	-
Options expired	-	-

Outstanding at December 31, 2005	-	$-

NOTE 7 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contract, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 8 - Credit Default Swaps

A Fund may enter into credit default swaps to: 1) preserve a return or a spread on a particular investment or portion of its portfolio; 2) to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; or 3) to attempt to enhance yield. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a `guarantor' by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the credit event occurs. A Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

The creditworthiness of firms with which a Fund enters into credit default swaps is monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian or broker. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments, as well as any periodic payments, are recorded as realized gain or loss in the Statement of Operations. Gains or losses may be realized upon termination of the swap agreement.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Asset Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Asset Strategy Fund, Inc. as of December 31, 2005, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2005, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 10, 2006

Renewal of Investment Management Agreement for
Waddell & Reed Advisors Asset Strategy Fund, Inc.

At their August 23 and 24, 2005 meeting, the Directors, including all of the Disinterested Directors, considered and approved the renewal of the existing Management Agreement between WRIMCO and the Fund. The Disinterested Directors of the Fund were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of WRIMCO and the Management Agreement.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement. WRIMCO provided materials to the Directors that included responses to those requests and other information WRIMCO believed was useful in evaluating continuation of the Management Agreement. The Directors also received reports prepared by an independent consultant, Lipper Inc., relating to the Fund's performance and expenses compared to the performance and expenses of a peer group of comparable funds. At the meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, W&R) to the Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement.

Nature, Extent and Quality of Services Provided to the Fund

The Directors considered the nature, extent and quality of the services provided to the Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio

The Directors considered the Fund's performance, both on an absolute basis and in relation to the performance of a peer group of comparable mutual funds, as selected by Lipper. The Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of the Fund and also considered the Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of a peer group of comparable mutual funds. The Directors' review also included consideration of the Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure and average account size information. In addition, the Directors considered the Fund's investment management fees in relation to the management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with similar investment objectives, policies and strategies as the Fund (Similar Funds). The Directors also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with similar investment objectives, policies and strategies as the Fund (Other Accounts).

The Directors considered that the Fund's total return performance was higher than the peer group median and the Lipper index for most periods.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee and overall expense ratio were higher than the peer group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was lower than its peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at certain asset levels were below, and at other asset levels were higher than, the asset-weighted average for its peer group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with similar investment objectives, policies and strategies as the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Profitability and Economies of Scale

The Directors also considered that the Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Disinterested Directors considered specific data as to WRIMCO's profit or loss with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to the Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Fund's Management Agreement, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of a peer group of comparable funds and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of a peer group of comparable funds;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, the Board determined that the Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Fund. In reaching these determinations, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the performance of the Fund was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1017SA (12-05)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS ASSET STRATEGY FUND, INC.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

 Date: March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

 Date: March 6, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

 Date: March 6, 2006